Stockholders' Equity Matters - Classification of Dividends Paid (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Percent of dividends paid	100.00%	100.00%	100.00%
Nonqualified ordinary dividends
Class of Stock [Line Items]
Percent of dividends paid	53.90%	43.00%	54.80%
Qualified ordinary dividends
Class of Stock [Line Items]
Percent of dividends paid	13.00%	0.00%	4.50%
Capital gains
Class of Stock [Line Items]
Percent of dividends paid	21.80%	49.50%	14.70%
Return of capital
Class of Stock [Line Items]
Percent of dividends paid	11.30%	7.50%	26.00%